SCHEDULE OF RELATED PARTIES TRANSACTION (Details)	6 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties				¥ 3,826,469	¥ 4,525,495
Amounts due to related parties			$ 84,161	610,730	14,446,857
Beijing Jianlei International Decoration Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	¥ 42,257,767	¥ 43,320,274
Amounts due from related parties				3,826,469	4,525,495
Amounts due to related parties					13,894,067
Beijing Jianlei International Decoration Engineering Co., Ltd. [Member] | Engineering Solutions of Intelligent Projects [Member]
Related Party Transaction [Line Items]
Total	42,257,767	43,320,274
Beijing Yihai Construction Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	57,940	57,940
Amounts due to related parties				260,730	202,790
Beijing Yihai Construction Engineering Co., Ltd. [Member] | Service [Member]
Related Party Transaction [Line Items]
Total	¥ 57,940	¥ 57,940
Beijing Huiju Tianxia Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties				¥ 350,000	¥ 350,000